Pay vs Performance Disclosure	1 Months Ended	11 Months Ended	12 Months Ended			13 Months Ended	23 Months Ended
	Jan. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Jan. 31, 2021	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation S-K, which was adopted by the SEC in 2022, we are providing the following information regarding the relationship between “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”) and Non-PEO NEOs and certain financial performance of the Company for the fiscal years listed below. The data included in the CAP columns does not reflect the actual amount of compensation earned or paid to our NEOs during the applicable fiscal year and it is reported solely pursuant to the new SEC rules. The CAP amount also does not represent amounts that have actually been earned or realized, including in respect of PSUs, RSUs and options. Performance conditions for many of these equity awards have either not yet been satisfied or applicable performance information is not yet available. To this end, information in the table may not reflect whether compensation actually realized is aligned with performance. The MP&D Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

For additional information about our performance-based pay philosophy and how we align executive compensation with CVS Health’s performance, refer to the CD&A beginning on page 47.

					Average Summary Compensation Table Total for	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment Based On:(5)
Year	Summary Compensation Table Total for PEO 1(1)(2) ($)	Summary Compensation Table Total for PEO 2(1)(2) ($)	Compensation Actually Paid to PEO 1(1)(3) ($)	Compensation Actually Paid to PEO 2(1)(3) ($)	Non-PEO Named Executive Officers(1)(2) ($)	to Non-PEO Named Executive Officers(1)(4) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($)	Adjusted Earnings Per Share(6) ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	21,317,055	—	23,768,152	—	12,155,385	11,816,298	135.85	140.29	4,165,000,000	8.69
2021	20,388,412	3,784,072	66,324,077	52,818,429	11,876,865	38,197,569	147.06	143.09	7,898,000,000	8.40
2020	—	23,043,822	—	8,793,328	10,175,614	9,988,123	94.95	113.45	7,192,000,000	7.50

Company Selected Measure Name			Adjusted Earnings Per Share
Named Executive Officers, Footnote [Text Block]
(1)	PEO 1 refers to Karen S. Lynch, our current PEO, who became our PEO on February 1, 2021. PEO 2 refers to Larry J. Merlo who was our PEO during the period from January 1, 2020 to January 31, 2021. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2022	2021	2020
Shawn M. Guertin	Shawn M. Guertin	Karen S. Lynch
Alan M. Lotvin	Troyen A. Brennan	Eva C. Boratto
Tilak Mandadi	Alan M. Lotvin	Alan M. Lotvin
Prem S. Shah	Jonathan C. Roberts	Jonathan C. Roberts
Eva C. Boratto

Peer Group Issuers, Footnote [Text Block]			The Peer Group TSR set forth in this column utilizes the S&P 500 Healthcare Sector Group Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022.
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The amounts reported in columns (b) are the amounts of total compensation reported for the PEOs for each corresponding year in the “Total” column of the SCT. The amounts reported in column (d) represent the average of the amounts of total compensation reported for our non-PEO NEOs, as a group, for each corresponding year in the “Total” column of the SCT.
(3)	The amounts shown for CAP in column (c) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the PEOs. These amounts reflect the “Total” column of the SCT for the applicable year with certain adjustments as required by Item 402(v) of Regulation S-K, which are set forth below. For the tables below, the amounts in the “Exclusion of Stock Awards and Option Awards” columns reflect the totals from the “Stock Awards” and “Option Awards” columns set forth in the SCT for the applicable year and the amounts in the “Exclusion of Change in Pension Value” column reflect the amounts attributable to the change in pension value reported in “Change in Pension Value and Nonqualified Deferred Compensation” column of the SCT for the applicable year.

PEO 1 SCT Total to CAP Reconciliation

Year	SCT Total for PEO 1 ($)	Exclusion of Stock Awards and Option Awards for PEO 1 ($)	Inclusion of Equity Values for PEO 1 (a) ($)	CAP to PEO 1 ($)
2022	21,317,055	(16,499,930)	18,951,027	23,768,152
2021	20,388,412	(12,999,987)	58,935,652	66,324,077

(a)	The amounts for PEO 1 set forth in this column for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K, as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 1 ($)	Year over Year Change in Fair Value of Unvested Equity Awards for PEO 1 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 1 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 1 ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO 1 ($)	Total Inclusion of Equity Values for PEO 1 ($)
2022	15,181,599	4,454,537	—	(685,109)	—	—	18,951,027
2021	22,835,426	34,258,980	—	1,841,246	—	—	58,935,652

PEO 2 SCT Total to CAP Reconciliation

Year	SCT Total for PEO 2 ($)	Exclusion of Change in Pension Value for PEO 2 ($)	Exclusion of Stock Awards and Option Awards for PEO 2 ($)	Inclusion of Pension Service Cost for PEO 2 ($)	Inclusion of Equity Values for PEO 2 (b) ($)	CAP to PEO 2 ($)
2021	3,784,072	—	—	—	49,034,357	52,818,429
2020	23,043,822	(11,875,749)	(4,185,131)	—	1,810,386	8,793,328

(b)	The amounts for PEO 2 set forth in this column for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K, as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Year over Year Change in Fair Value of Unvested Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO 2 ($)	Total Inclusion of Equity Values for PEO 2 ($)
2021	—	60,014,810	—	(8,332,577)	(2,647,876)	—	49,034,357
2020	7,384,669	(8,791,423)	6,749,952	(3,532,812)	—	—	1,810,386

Non-PEO NEO Average Total Compensation Amount			$ 12,155,385	$ 11,876,865	$ 10,175,614
Non-PEO NEO Average Compensation Actually Paid Amount			$ 11,816,298	38,197,569	9,988,123
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	The amounts reported in column (e) represents the average amount of CAP to our non-PEO NEOs (as a group), as computed in accordance with Item 402(v) of Regulation S-K for each applicable year and do not reflect the average amount of compensation actually earned, realized or received by our non-PEO NEOs. These amounts reflect the “Total” column of the SCT for the applicable year with certain adjustments as required by Item 402(v) of Regulation S-K, which are set forth below. For the tables below, the amounts in the “Average Exclusion of Stock Awards and Option Awards” columns reflect the totals from the “Stock Awards” and “Option Awards” columns set forth in the SCT for the applicable year.

Average Non-PEO NEO SCT Total to CAP Reconciliation

Year	Average SCT Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs (a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	12,155,385	(8,324,922)	7,985,835	11,816,298
2021	11,876,865	(7,749,983)	34,070,687	38,197,569
2020	10,175,614	(6,724,201)	6,536,710	9,988,123

(a)	The amounts for our non-PEO NEOs set forth in this column for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K, as follows:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	7,746,391	362,988	—	(123,544)	—	—	7,985,835
2021	11,767,667	21,690,176	—	953,763	(340,919)	—	34,070,687
2020	8,685,155	(2,705,755)	1,612,492	(1,055,182)	—	—	6,536,710

Compensation Actually Paid vs. Total Shareholder Return [Text Block]			2. CAP versus TSR The graph below reflects the relationship between the CAP to the PEOs and Non-PEO NEOs, Company TSR and Peer Group TSR for the applicable reporting year.
Compensation Actually Paid vs. Net Income [Text Block]			3. CAP versus Net Income The graph below reflects the relationship between the CAP to the PEOs and Non-PEO NEOs and the Company’s GAAP Net Income for the applicable reporting year.
Compensation Actually Paid vs. Company Selected Measure [Text Block]			4. CAP versus Adjusted EPS* The graph below reflects the relationship between the CAP to the PEOs and Non-PEO NEOs and Adjusted EPS for the applicable reporting year.
Total Shareholder Return Vs Peer Group [Text Block]			1. Company TSR versus Peer Group TSR The graph below reflects the relationship between Company TSR and Peer Group TSR for the applicable reporting year.
Tabular List [Table Text Block]

Most Important Measures to Determine FY2022 CAP

The Company’s executive compensation program supports our long-term strategy by tying the vast majority of pay for executives to performance-based compensation.

The three items listed below represent an unranked list of the most important performance metrics used by the Company to linking executive compensation actually paid to the NEOs for 2022 and Company performance, as further described in our CD&A within the sections titled “Elements of Our Executive Compensation Program” and “Long-Term Incentive Compensation” and “2022 Business and Performance Results”.

1.	Adjusted Earnings Per Share*
2.	Adjusted Operating Income*
3.	TSR

*	Adjusted EPS and Adjusted Operating Income are non-GAAP financial measures. See Annex A to this proxy statement for an explanation and a reconciliation to the most comparable GAAP financial measures.

Total Shareholder Return Amount			$ 135.85	147.06	94.95
Peer Group Total Shareholder Return Amount			140.29	143.09	113.45
Net Income (Loss)			$ 4,165,000,000	$ 7,898,000,000	$ 7,192,000,000
Company Selected Measure Amount | $ / shares			8.69	8.40	7.50
PEO Name						Larry J. Merlo	Karen S. Lynch
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Earnings Per Share
Non-GAAP Measure Description [Text Block]			We determined Adjusted Earnings Per Share (“Adjusted EPS”) to be the most important financial performance measure used to link Company performance to CAP to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EPS is a non-GAAP financial measure. See Annex A to this proxy statement for an explanation and a reconciliation to the most comparable GAAP financial measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			TSR
P E O 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 20,388,412	$ 21,317,055		$ 0
PEO Actually Paid Compensation Amount		66,324,077	23,768,152		0
P E O 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,784,072		0		23,043,822
PEO Actually Paid Compensation Amount	52,818,429		0		8,793,328
Exclusion Of Stock Awards And Option Awards For P E O 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(12,999,987)	(16,499,930)
Inclusion Of Equity Values For P E O 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		58,935,652	18,951,027
Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year For P E O 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		22,835,426	15,181,599
Year Over Year Change In Fair Value Of Unvested Equity Awards For P E O 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		34,258,980	4,454,537
Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year For P E O 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year For P E O 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,841,246	(685,109)
Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year For P E O 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Value Of Dividends Or Other Earnings Paid On Stockor Option Awards Not Otherwise Included For P E O 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Total Inclusion Of Equity Values For P E O 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 58,935,652	18,951,027
Exclusion Of Change In Pension Value For P E O 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0				(11,875,749)
Exclusion Of Stock Awardsand Option Awards For P E O 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0				(4,185,131)
Inclusion Of Pension Service Cost For P E O 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0				0
Inclusion Of Equity Values For P E O 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	49,034,357				1,810,386
Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year For P E O 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0				7,384,669
Year Over Year Change In Fair Value Of Unvested Equity Awards For P E O 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	60,014,810				(8,791,423)
Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year For P E O 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0				6,749,952
Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year For P E O 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,332,577)				(3,532,812)
Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year For P E O 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,647,876)				0
Value Of Dividends Or Other Earnings Paid On Stockor Option Awards Not Otherwise Included For P E O 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0				0
Total Inclusion Of Equity Values For P E O 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 49,034,357				1,810,386
Average S C T Total For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			12,155,385	$ 11,876,865	10,175,614
Average Exclusion Of Stock Awards And Option Awards For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,324,922)	(7,749,983)	(6,724,201)
Average Inclusion Of Equity Values For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			7,985,835	34,070,687	6,536,710
Average Compensation Actually Paid To Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			11,816,298	38,197,569	9,988,123
Average Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			7,746,391	11,767,667	8,685,155
Average Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			362,988	21,690,176	(2,705,755)
Average Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	1,612,492
Average Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(123,544)	953,763	(1,055,182)
Average Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(340,919)	0
Average Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Included For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Total Average Inclusion Of Equity Values For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 7,985,835	$ 34,070,687	$ 6,536,710